Organization and Principal Activities (Details 1) - Common Class A [Member] - shares	Dec. 31, 2019	Dec. 31, 2018
Number of Class A Ordinary Shares legally issued and outstanding	14,752,352	14,752,352
Class A Ordinary Shares committed to be issued to the investor	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	16,102,420	16,102,420